SCHEDULE OF FAIR VALUE OF WARRANTS (Details) - Gravitics Inc [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Stock price - common		$ 0.01
Risk-free interest rate		2.50%	10.00%
Expected term (years)	2 years	2 years 3 months 18 days
Expected volatility		85.00%	75.00%
Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Stock price - common	$ 4.28
Risk-free interest rate	4.00%
Expected term (years)	5 years
Expected volatility	62.40%
Expected dividend yield	0.00%